Financial Liabilities - Borrowings - Summary of Current and Non - Current Borrowings (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Finance lease liabilities	£ 610	£ 749
Non-current borrowings	1,397	1,572
Finance lease liabilities	73	89
Current borrowings	254	92
Borrowings	1,651	1,664
Revolving credit facility		230
1.875% Euro notes 2021 [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings		170
Current borrowings	178
3.75% US dollar notes 2022 [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	86	89
3.25% US dollar notes 2023 [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	69	72
1.375% Euro notes 2025 [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	279	262
3.75% gbp notes 2030 [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	353
Bank loans and overdrafts [member]
Disclosure of detailed information about borrowings [line items]
Current borrowings	£ 3	£ 3